INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2020
INVENTORIES
Schedule of Inventories

	As of December 31,
	2019	2020
	RMB	RMB
Raw materials	1,350,518,751	2,362,396,325
Work-in-progress	792,495,823	1,059,864,518
Finished goods	3,675,774,411	4,954,674,986
Total	5,818,788,985	8,376,935,829